UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00750

Exact name of registrant as specified in charter: Delaware Group Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: November 30, 2011

Item 1. Reports to Stockholders

Annual report Delaware Value® Fund November 30, 2011 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Value® Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation
and top 10 equity holdings	10
Statement of net assets	11
Statement of operations	15
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	28
Report of independent registered
public accounting firm	38
Other Fund information	39
Board of trustees/directors and
officers addendum	44
About the organization	54

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Value® Fund	December 6, 2011

Performance preview (for the year ended November 30, 2011)
Delaware Value Fund (Class A shares)	1-year return	+13.65%
Russell 1000® Value Index (benchmark)	1-year return	+6.17%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Value Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

When the Fund’s fiscal year began in December 2010, investor sentiment seemed to brighten in response to several positive developments, which included higher levels of retail sales and consumer spending, the Federal Reserve’s renewed commitment to spur the economy by purchasing Treasury notes in the secondary market, and an uptick in gross domestic product growth to 3.1% reported for the fourth quarter of 2010. Additionally, the enactment of the U.S. government’s tax-cut package also appeared to remove some uncertainty from the markets. The main provisions of this legislation were a two-year extension of the Bush-era tax cuts, a temporary 2% reduction in Social Security taxes for 2011, and a one-year extension of jobless benefits for the unemployed. No spending cuts were enacted to offset the lower tax revenues and increased outlays associated with this package.

As the Fund’s fiscal year progressed, stock prices generally climbed, with corporate earnings remaining relatively healthy and investors generally anticipating an uninterrupted slow-but-steady economic recovery. Market conditions abruptly soured in late July 2011, however, as several unresolved issues took center stage:

  Concerns mounted about rising debt levels in Greece, Italy, and other financially challenged countries in the euro zone.

  A political battle in Washington D.C., surrounding the lifting of the U.S. federal debt ceiling, triggered new worries about the United States’ ability to manage its fiscal situation.

  Similar concerns caused credit rating agency Standard & Poor’s to downgrade the sovereign credit rating of the United States from the highest level of AAA to AA+.

  These events took place against a backdrop of sustained high unemployment and increasing signs of global economic weakness.

Responding to perceived “downside risks to the economic outlook,” the Fed took additional steps designed to support credit growth. These efforts included the establishment of a specific time frame for maintaining near-zero short-term interest rates (through mid-2013); the creation of a dollar lending facility, in conjunction with other major central banks, to provide additional liquidity to European banks; and the adoption of a policy to extend the average maturity of the Fed’s securities holdings. The maturity extension program involves buying $400 billion of 6–30 year Treasury debt and selling an equal amount of Treasurys with maturities of 3 months to 3 years, as well as buying agency and mortgage-backed securities (MBS) paper,

1

Portfolio management review
Delaware Value® Fund

instead of Treasurys, with proceeds from its agency and MBS portfolio. This program appears to be aimed, in part, at supporting the housing market by attempting to keep borrowing rates low.

While August and September 2011 saw dramatic price swings in both directions, October witnessed sharp gains in the stock market, as many investors became more optimistic that European policy makers could resolve the region’s debt crisis. Furthermore, economic growth in the U.S. appeared to be more resilient than many had feared.

Within this environment, the Fund outpaced its benchmark largely due to successful sector allocation decisions and strong stock picking. In sector terms, our decision to underweight financials stocks proved quite helpful, given financials’ status as the worst-performing group in its benchmark index during the Fund’s fiscal year. A modest relative overweight allocation to energy (the market’s top-performing sector) also had a meaningful positive effect on relative results, as did a small cash position during periods when the market was in a steep decline.

For the fiscal year ended Nov. 30, 2011, Delaware Value Fund returned +13.65% for Class A shares at net asset value (NAV) and +7.11% at maximum offer price. Both figures reflect all distributions reinvested. During the same period, the Fund’s benchmark, the Russell 1000® Value Index, returned +6.17%. For complete, annualized performance of Delaware Value Fund, please see the table on page 4.

From the standpoint of stock selection, several holdings in the energy sector were notable contributors to performance during the fiscal year. National Oilwell Varco, a maker of components for oil drilling rigs, benefited from a resurgence in demand that caused the stock’s price to increase sharply. We sold the stock after it reached our price target. Another significant outperformer in the energy sector was oil exploration and production company Marathon Oil. In January 2011, Marathon announced plans to split its exploration and production business from its refining operations, forming two separate companies, which resulted in a boost to its stock price. Energy remains an area of interest to us and we continue to seek what we believe are higher-quality energy investments that represent good long-term value. Security selection in the information technology sector, led by Motorola Solutions, was another source of strength during the fiscal year. Motorola Solutions generated steady financial performance amid difficult economic conditions. The mobile device business had been a significant challenge for the company in recent years; however, the company started to show improvement in 2010 with successful launches of Android-based smartphones. The government and enterprise businesses have been more stable given Motorola’s position as a scale player with significant market share.

Stock selection in industrials detracted most from relative performance. More cyclically oriented companies were better performers, with particular strength in heavy manufacturing. Waste Management was the weakest of the Fund’s industrials holdings, declining 5% for the Fund’s fiscal year. While the waste disposal company is starting to see higher volumes as the economic recovery continues, its sales and earnings growth have been relatively muted. Longer term, we believe Waste Management offers

2

steady growth potential at an attractive price. Among performance detractors was document-management company Xerox. The company’s shares fared poorly as many investors were concerned about the effects of reduced government and healthcare spending on Xerox’s services business. Also, despite the Fund’s favorable results overall from the struggling financial sector, several individual holdings in this group were disappointing performers. Insurance company Allstate, for example, had a challenging year, given a large number of severe storms that increased payouts to policyholders.

At the end of its fiscal year, we maintained the Fund’s defensive positioning, as we continue to anticipate slow economic growth for some time. We believe that such conditions justify a conservative approach.

Given this backdrop, we maintained the Fund’s underweight allocations relative to its benchmark index within traditionally economically sensitive sectors such as financials and consumer discretionary, while remaining relatively overweight in more-defensive groups, including healthcare and consumer staples. One potential exception, however, was the information technology sector. Despite this sector’s economic sensitivity, we held an overweight position at the end of the Fund’s fiscal year because we identified a number of companies that we believe are displaying strong balance sheets, good cash flows, and other characteristics that we routinely favor for investment. Stocks of these companies were available for purchase at what we viewed as undeservedly low prices.

As of the end of the fiscal year, valuations across the stock market struck us as generally higher than they should be, given the sluggish economic situation. While circumstances can change quickly, we expect to maintain the Fund’s less-cyclical positioning until we see more lasting improvements in market and economic conditions.

3

Performance summary
Delaware Value® Fund	November 30, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through November 30, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+13.65%	-0.69%	+4.09%	n/a
Including sales charge	+7.11%	-1.86%	+3.47%	n/a
Class B (Est. May 1, 2002)
Excluding sales charge	+12.90%	-1.44%	n/a	+3.35%
Including sales charge	+8.90%	-1.83%	n/a	+3.35%
Class C (Est. May 1, 2002)
Excluding sales charge	+12.88%	-1.42%	n/a	+3.21%
Including sales charge	+11.88%	-1.42%	n/a	+3.21%
Class R (Est. Sept. 1, 2005)
Excluding sales charge	+13.43%	-0.93%	n/a	+2.39%
Including sales charge	+13.43%	-0.93%	n/a	+2.39%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+13.99%	-0.45%	+4.34%	n/a
Including sales charge	+13.99%	-0.45%	+4.34%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 30, 2011, through March 29, 2012.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily

4

net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from March 30, 2011, through March 29, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.85% of the Fund’s average daily net assets from March 30, 2011, through March 29, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.32%	2.02%	2.02%	1.62%	1.02%
(without fee waivers)
Net expenses	1.10%	1.85%	1.85%	1.35%	0.85%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Value® Fund

Performance of a $10,000 investment1
Average annual total returns from Nov. 30, 2001, through Nov. 30, 2011

For period beginning Nov. 30, 2001, through Nov. 30, 2011	Starting value	Ending value
Russell 1000 Value Index	$10,000	$14,700
Delaware Value Fund — Class A shares	$9,425	$14,071

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Nov. 30, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 1000 Value Index as of Nov. 30, 2001. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DDVAX	24610C881
Class B	DDVBX	24610C873
Class C	DDVCX	24610C865
Class R	DDVRX	245907860
Institutional Class	DDVIX	24610C857

6

Disclosure of Fund expenses
For the six-month period from June 1, 2011 to November 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2011 to November 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Value® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/11	11/30/11	Expense Ratio	6/1/11 to 11/30/11*
Actual Fund return
Class A	$1,000.00	$957.20	1.10%	$5.40
Class B	1,000.00	954.40	1.85%	9.06
Class C	1,000.00	954.40	1.85%	9.06
Class R	1,000.00	957.20	1.35%	6.62
Institutional Class	1,000.00	959.00	0.85%	4.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.55	1.10%	$5.57
Class B	1,000.00	1,015.79	1.85%	9.35
Class C	1,000.00	1,015.79	1.85%	9.35
Class R	1,000.00	1,018.30	1.35%	6.83
Institutional Class	1,000.00	1,020.81	0.85%	4.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

9

Security type/sector allocation and top 10 equity holdings
Delaware Value® Fund	As of November 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	98.67%
Consumer Discretionary	6.15%
Consumer Staples	15.00%
Energy	12.29%
Financials	11.77%
Healthcare	18.09%
Industrials	8.75%
Information Technology	11.99%
Materials	2.96%
Telecommunications	5.83%
Utilities	5.84%
Short-Term Investment	1.23%
Securities Lending Collateral	1.70%
Total Value of Securities	101.60%
Obligation to Return Securities Lending Collateral	(1.72%)
Receivables and Other Assets Net of Other Liabilities	0.12%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Quest Diagnostics	3.33%
Marathon Oil	3.18%
Lowe’s	3.15%
Williams	3.11%
Safeway	3.08%
Intel	3.07%
CVS Caremark	3.04%
Archer-Daniels-Midland	3.04%
Merck	3.01%
Chevron	3.01%

10

Statement of net assets
Delaware Value® Fund	November 30, 2011

	Number of shares	Value
Common Stock – 98.67%
Consumer Discretionary – 6.15%
Comcast Class A	686,600	$15,565,222
Lowe’s	682,400	16,384,424
		31,949,646
Consumer Staples – 15.00%
Archer-Daniels-Midland	524,000	15,782,880
CVS Caremark	406,800	15,800,112
Kimberly-Clark	211,400	15,108,758
Kraft Foods Class A	420,200	15,190,230
Safeway	800,100	16,002,000
		77,883,980
Energy – 12.29%
Chevron	151,900	15,618,358
ConocoPhillips	217,800	15,533,496
Marathon Oil	591,100	16,527,156
Williams	500,500	16,156,140
		63,835,150
Financials – 11.77%
Allstate	567,175	15,194,618
Bank of New York Mellon	797,000	15,509,620
Marsh & McLennan	504,400	15,227,836
Travelers	269,700	15,170,625
		61,102,699
Healthcare – 18.09%
Baxter International	295,000	15,239,700
Cardinal Health	354,400	15,047,824
Johnson & Johnson	235,156	15,219,296
Merck	436,900	15,619,175
Pfizer	775,763	15,569,563
Quest Diagnostics	294,600	17,281,237
		93,976,795
Industrials – 8.75%
Northrop Grumman	267,500	15,266,225
Raytheon	337,900	15,398,103
* Waste Management	472,700	14,795,510
		45,459,838

11

Statement of net assets
Delaware Value® Fund

	Number of shares	Value
Common Stock (continued)
Information Technology – 11.99%
Cisco Systems	830,600	$15,482,384
Intel	640,500	15,954,855
Motorola Solutions	328,800	15,345,096
Xerox	1,903,000	15,509,450
		62,291,785
Materials – 2.96%
duPont (E.I.) deNemours	322,500	15,389,700
		15,389,700
Telecommunications – 5.83%
AT&T	525,600	15,231,888
Verizon Communications	398,200	15,024,086
		30,255,974
Utilities – 5.84%
Edison International	382,900	15,051,799
Progress Energy	281,400	15,302,532
		30,354,331
Total Common Stock (cost $443,937,268)		512,499,898

	Principal amount
Short-Term Investment – 1.23%
Repurchase Agreements – 1.23%
BNP Paribas 0.08%, dated 11/30/11, to be repurchased on
12/1/11, repurchase price $6,387,014 (collateralized
by U.S. government obligations 0.00%-4.25%
1/13/12-5/15/21; market value $6,514,740)	$6,387,000	6,387,000
Total Short-Term Investment (cost $6,387,000)		6,387,000

Total Value of Securities Before Securities
Lending Collateral – 99.90% (cost $450,324,268)		518,886,898

12

	Number of shares	Value
Securities Lending Collateral** – 1.70%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	66,493	$64,272
Delaware Investments Collateral Fund No.1	8,757,768	8,757,768
@†Mellon GSL Reinvestment Trust II	89,083	0
Total Security Lending Collateral (cost $8,913,344)		8,822,040

Total Value of Securities – 101.60%
(cost $459,237,612)		527,708,938 ©
Obligation to Return Securities
Lending Collateral** – (1.72%)		(8,913,344)
Receivables and Other Assets
Net of Other Liabilities – 0.12%		601,459
Net Assets Applicable to 47,323,666
Shares Outstanding – 100.00%		$519,397,053

Net Asset Value – Delaware Value Fund
Class A ($274,049,637 / 24,978,737 Shares)		$10.97
Net Asset Value – Delaware Value Fund
Class B ($2,129,682 / 195,733 Shares)		$10.88
Net Asset Value – Delaware Value Fund
Class C ($24,928,375 / 2,289,910 Shares)		$10.89
Net Asset Value – Delaware Value Fund
Class R ($1,944,475 / 177,627 Shares)		$10.95
Net Asset Value – Delaware Value Fund
Institutional Class ($216,344,884 / 19,681,659 Shares)		$10.99

Components of Net Assets at November 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$546,085,526
Undistributed net investment income		8,362,466
Accumulated net realized loss on investments		(103,522,265)
Net unrealized appreciation of investments		68,471,326
Total net assets		$519,397,053

13

Statement of net assets
Delaware Value® Fund

*	Fully or partially on loan.
†	Non income producing security.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At November 30, 2011, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets.
©	Includes $8,927,605 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Value Fund
Net asset value Class A (A)	$10.97
Sales charge (5.75% of offering price) (B)	0.67
Offering price	$11.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations
Delaware Value® Fund	Year Ended November 30, 2011

Investment Income:
Dividends	$14,116,034
Security lending income	20,310
Interest	2,773	$14,139,117

Expenses:
Management fees	3,194,585
Dividend disbursing and transfer agent fees and expenses	1,204,162
Distribution expenses – Class A	895,182
Distribution expenses – Class B	24,053
Distribution expenses – Class C	219,096
Distribution expenses – Class R	11,455
Accounting and administration expenses	193,383
Registration fees	94,638
Reports and statements to shareholders	80,672
Legal fees	30,809
Audit and tax	30,600
Trustees’ fees	25,965
Dues and services	12,462
Insurance fees	12,175
Custodian fees	10,556
Consulting fees	4,939
Pricing fees	2,665
Trustees’ expenses	1,835	6,049,232
Less fees waived		(717,107)
Less waiver of distribution expenses – Class A		(149,197)
Less waiver of distribution expenses – Class R		(1,909)
Less expense paid indirectly		(1,144)
Total operating expenses		5,179,875
Net Investment Income		8,959,242

Net Realized and Unrealized Gain:
Net realized gain on investments		16,061,480
Net change in unrealized appreciation/depreciation of investments		33,529,498
Net Realized and Unrealized Gain on Investments		49,590,978

Net Increase in Net Assets Resulting from Operations		$58,550,220

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets
Delaware Value® Fund

	Year Ended
	11/30/11	11/30/10
Increase in Net Assets from Operations:
Net investment income	$8,959,242	$8,109,523
Net realized gain	16,061,480	802,815
Net change in unrealized
appreciation (depreciation) of investments	33,529,498	34,877,647
Net increase in net assets resulting from operations	58,550,220	43,789,985

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,436,548)	(6,336,133)
Class B	(27,461)	(40,558)
Class C	(219,075)	(337,169)
Class R	(27,399)	(36,356)
Institutional Class	(2,301,384)	(1,847,274)
	(8,011,867)	(8,597,490)

Capital Share Transactions:
Proceeds from shares sold:
Class A	82,612,640	105,703,060
Class B	62,817	33,967
Class C	7,965,146	1,853,744
Class R	615,162	374,782
Institutional Class	153,131,404	53,267,499

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,161,222	6,002,782
Class B	23,799	35,459
Class C	204,620	309,111
Class R	27,399	36,355
Institutional Class	2,181,853	1,463,194
	251,986,062	169,079,953

16

	Year Ended
	11/30/11	11/30/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(145,147,197)	$(142,906,681)
Class B	(750,382)	(678,000)
Class C	(4,972,204)	(8,167,392)
Class R	(695,528)	(689,487)
Institutional Class	(59,378,578)	(36,048,313)
	(210,943,889)	(188,489,873)
Increase (decrease) in net assets derived
from capital share transactions	41,042,173	(19,409,920)
Net Increase in Net Assets	91,580,526	15,782,575

Net Assets:
Beginning of year	427,816,527	412,033,952
End of year (including undistributed net investment
income of $8,362,466 and $7,415,091, respectively)	$519,397,053	$427,816,527

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights

Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.820	$9.100	$7.760	$13.360	$13.470

0.190	0.171	0.205	0.224	0.241
1.139	0.738	1.389	(4.935)	0.064
1.329	0.909	1.594	(4.711)	0.305

(0.179)	(0.189)	(0.254)	(0.239)	(0.191)
—	—	—	(0.650)	(0.224)
(0.179)	(0.189)	(0.254)	(0.889)	(0.415)

$10.970	$9.820	$9.100	$7.760	$13.360

13.65%	10.16%	21.21%	(37.78% )	2.25%

$274,050	$298,110	$302,849	$266,386	$420,120
1.10%	1.10%	1.07%	1.00%	1.00%

1.30%	1.32%	1.37%	1.26%	1.15%
1.78%	1.85%	2.60%	2.11%	1.75%

1.58%	1.63%	2.30%	1.85%	1.60%
24%	29%	27%	43%	24%

19

Financial highlights
Delaware Value® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.740	$9.050	$7.690	$13.240	$13.370

0.109	0.101	0.146	0.142	0.138
1.141	0.719	1.391	(4.905)	0.055
1.250	0.820	1.537	(4.763)	0.193

(0.110)	(0.130)	(0.177)	(0.137)	(0.099)
—	—	—	(0.650)	(0.224)
(0.110)	(0.130)	(0.177)	(0.787)	(0.323)

$10.880	$9.740	$9.050	$7.690	$13.240

12.90%	9.16%	20.44%	(38.25% )	1.41%

$2,130	$2,513	$2,930	$3,279	$9,514
1.85%	1.85%	1.82%	1.75%	1.75%

2.00%	2.02%	2.07%	1.96%	1.85%
1.03%	1.10%	1.85%	1.36%	1.00%

0.88%	0.93%	1.60%	1.15%	0.90%
24%	29%	27%	43%	24%

21

Financial highlights
Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.750	$9.050	$7.690	$13.250	$13.370

0.109	0.101	0.146	0.142	0.137
1.141	0.729	1.391	(4.915)	0.066
1.250	0.830	1.537	(4.773)	0.203

(0.110)	(0.130)	(0.177)	(0.137)	(0.099)
—	—	—	(0.650)	(0.224)
(0.110)	(0.130)	(0.177)	(0.787)	(0.323)

$10.890	$9.750	$9.050	$7.690	$13.250

12.88%	9.28%	20.28%	(38.21% )	1.49%

$24,928	$19,377	$23,925	$23,733	$65,890
1.85%	1.85%	1.82%	1.75%	1.75%

2.00%	2.02%	2.07%	1.96%	1.85%
1.03%	1.10%	1.85%	1.36%	1.00%

0.88%	0.93%	1.60%	1.15%	0.90%
24%	29%	27%	43%	24%

23

Financial highlights
Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout the period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.800	$9.090	$7.740	$13.320	$13.420

0.163	0.148	0.185	0.197	0.207
1.143	0.731	1.393	(4.923)	0.057
1.306	0.879	1.578	(4.726)	0.264

(0.156)	(0.169)	(0.228)	(0.204)	(0.140)
—	—	—	(0.650)	(0.224)
(0.156)	(0.169)	(0.228)	(0.854)	(0.364)

$10.950	$9.800	$9.090	$7.740	$13.320

13.43%	9.81%	20.98%	(37.90% )	1.95%

$1,944	$1,816	$1,957	$1,669	$2,246
1.35%	1.35%	1.32%	1.25%	1.25%

1.60%	1.62%	1.67%	1.56%	1.45%
1.53%	1.60%	2.35%	1.86%	1.50%

1.28%	1.33%	2.00%	1.55%	1.30%
24%	29%	27%	43%	24%

25

Financial highlights
Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$9.830	$9.110	$7.770	$13.380	$13.500

0.216	0.194	0.225	0.250	0.276
1.146	0.735	1.394	(4.936)	0.051
1.362	0.929	1.619	(4.686)	0.327

(0.202)	(0.209)	(0.279)	(0.274)	(0.223)
—	—	—	(0.650)	(0.224)
(0.202)	(0.209)	(0.279)	(0.924)	(0.447)

$10.990	$9.830	$9.110	$7.770	$13.380

13.99%	10.39%	21.43%	(37.54% )	2.41%

$216,345	$106,001	$80,373	$43,914	$126,023
0.85%	0.85%	0.82%	0.75%	0.75%

1.00%	1.02%	1.07%	0.96%	0.85%
2.03%	2.10%	2.85%	2.36%	2.00%

1.88%	1.93%	2.60%	2.15%	1.90%
24%	29%	27%	43%	24%

27

Notes to financial statements
Delaware Value® Fund	November 30, 2011

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

28

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on November 30, 2011.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

29

Notes to financial statements
Delaware Value® Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended November 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended November 30, 2011.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended November 30, 2011, the Fund earned $1,144 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 0.85% of average daily net assets of the Fund through March 29, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

30

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended November 30, 2011, the Fund was charged $24,337 for these services.

DSC also provides dividend disbursing and transfer agency services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services. Prior to July 18, 2011, the Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At November 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$189,437
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	11,902
Distribution fees payable to DDLP	76,867
Other expenses payable to DMC and affiliates*	15,971

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2011, the Fund was charged $7,063 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended November 30, 2011, DDLP earned $20,194 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2011, DDLP received gross CDSC commissions of $165, $2,522 and $552 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

31

Notes to financial statements
Delaware Value® Fund

3. Investments

For the year ended November 30, 2011, the Fund made purchases of $153,895,636 and sales of $114,783,553 of investment securities other than short-term investments.

At November 30, 2011, the cost of investments was $464,993,804. At November 30, 2011, net unrealized appreciation was $62,715,134 of which $85,463,873 related to unrealized appreciation of investments and $22,748,739 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$512,499,898	$—	$—	$512,499,898
Short Term Investment	—	6,387,000	—	6,387,000
Securities Lending Collateral	—	8,822,040	—	8,822,040
Total	$512,499,898	$15,209,040	$—	$527,708,938

32

The value of Level 3 investments was zero at the beginning and end of the year and there was no change in unrealized appreciation/depreciation.

During the year ended November 30, 2011, there were no transfers between Level 1 Investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2011 and 2010 was as follows:

	Year Ended
	11/30/11	11/30/10
Ordinary income	$8,011,867	$8,597,490

5. Components of Net Assets on a Tax Basis

As of November 30, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$546,085,526
Undistributed ordinary income	8,362,466
Capital loss carryforwards	(97,766,073)
Unrealized appreciation	62,715,134
Net assets	$519,397,053

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $ 17,845,832 was utilized in 2011. Capital loss carryforwards remaining at November 30, 2011 will expire as follows: $ 71,877,083 expires in 2016 and $25,888,990 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

33

Notes to financial statements
Delaware Value® Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/11	11/30/10
Shares sold:
Class A	7,692,602	11,549,124
Class B	6,172	3,643
Class C	749,989	200,919
Class R	57,366	40,545
Institutional Class	14,372,945	5,712,985

Shares issued upon reinvestment of dividends and distributions:
Class A	500,603	661,099
Class B	2,311	3,905
Class C	19,847	34,043
Class R	2,658	3,999
Institutional Class	211,625	161,322
	23,616,118	18,371,584

Shares repurchased:
Class A	(13,584,961)	(15,110,094)
Class B	(70,691)	(73,500)
Class C	(467,727)	(890,855)
Class R	(67,713)	(74,588)
Institutional Class	(5,684,971)	(3,911,595)
	(19,876,063)	(20,060,632)
Net increase (decrease)	3,740,055	(1,689,048)

For the years ended November 30, 2011 and 2010, 8,546 Class B shares were converted to 8,504 Class A shares valued at $ 91,337 and 21,573 Class B shares were converted to 21,461 Class A shares valued at $198,909, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 15, 2011.

34

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of November 30, 2011 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less

35

Notes to financial statements
Delaware Value® Fund

8. Securities Lending (continued)

to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2011, the value of securities on loan was $8,927,605 for which cash collateral was received and invested in accordance with the Lending Agreement. At November 30, 2011, the value of invested collateral was $8,822,040. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

36

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to November 30, 2011, that would require recognition or disclosure in the Fund’ financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended November 30, 2011, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distributions* (Tax Basis)	100%
(B) Qualifying Dividends[1]	100%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on a percentage of the Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. The Fund intends to designate up to a maximum amount of $8,011,867 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2010 or 2011 Form 1099-DIV.

37

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds II
and Shareholders of Delaware Value® Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Value Fund (one of the series constituting Delaware Group Equity Funds II, hereafter referred to as the “Fund”) at November 30, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2012

38

Other Fund information
(Unaudited)
Delaware Value® Fund

Board Consideration of Delaware Value Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Value Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided to Fund shareholders

39

Other Fund information
(Unaudited)
Delaware Value® Fund

Board Consideration of Delaware Value Fund Investment Advisory Agreement (continued)

through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also

40

compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

41

Other Fund information
(Unaudited)
Delaware Value® Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds II (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

42

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

44

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

46

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

48

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

50

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

53

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.
Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

54

Annual report Delaware Large Cap Value Fund November 30, 2011 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Large Cap Value Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Large Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation
and top 10 equity holdings	10
Statement of net assets	11
Statement of operations	15
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	28
Report of independent registered
public accounting firm	39
Other Fund information	40
Board of trustees/directors and
officers addendum	44
About the organization	54

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review Delaware Large Cap Value Fund	December 6, 2011

Performance preview (for the year ended November 30, 2011)
Delaware Large Cap Value Fund (Class A shares)	1-year return	+13.97%
Russell 1000® Value Index (benchmark)	1-year return	+6.17%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Large Cap Value Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

When the Fund’s fiscal year began in December 2010, investor sentiment seemed to brighten in response to several positive developments, which included higher levels of retail sales and consumer spending, the Federal Reserve’s renewed commitment to spur the economy by purchasing Treasury notes in the secondary market, and an uptick in gross domestic product growth to 3.1% reported for the fourth quarter of 2010. Additionally, the enactment of the U.S. government’s tax-cut package also appeared to remove some uncertainty from the markets. The main provisions of this legislation were a two-year extension of the Bush-era tax cuts, a temporary 2% reduction in Social Security taxes for 2011, and a one-year extension of jobless benefits for the unemployed. No spending cuts were enacted to offset the lower tax revenues and increased outlays associated with this package.

As the Fund’s fiscal year progressed, stock prices generally climbed, with corporate earnings remaining relatively healthy and investors generally anticipating an uninterrupted slow-but-steady economic recovery. Market conditions abruptly soured in late July 2011, however, as several unresolved issues took center stage:

  Concerns mounted about rising debt levels in Greece, Italy, and other financially challenged countries in the euro zone.

  A political battle in Washington D.C., surrounding the lifting of the U.S. federal debt ceiling, triggered new worries about the United States’ ability to manage its fiscal situation.

  Similar concerns caused credit rating agency Standard & Poor’s to downgrade the sovereign credit rating of the United States from the highest level of AAA to AA+.

  These events took place against a backdrop of sustained high unemployment and increasing signs of global economic weakness.

Responding to perceived “downside risks to the economic outlook,” the Fed took additional steps designed to support credit growth. These efforts included the establishment of a specific time frame for maintaining near-zero short-term interest rates (through mid-2013); the creation of a dollar lending facility, in conjunction with other major central banks, to provide additional liquidity to European banks; and the adoption of a policy to extend the average maturity of the Fed’s securities holdings. The maturity extension program involves buying $400 billion of 6–30 year Treasury debt and selling an equal amount of Treasurys with maturities of 3 months to 3 years, as well as buying agency and mortgage-backed securities (MBS) paper,

Portfolio management review
Delaware Large Cap Value Fund

instead of Treasurys, with proceeds from its agency and MBS portfolio. This program appears to be aimed, in part, at supporting the housing market by attempting to keep borrowing rates low.

While August and September 2011 saw dramatic price swings in both directions, October witnessed sharp gains in the stock market, as many investors became more optimistic that European policy makers could resolve the region’s debt crisis. Furthermore, economic growth in the U.S. appeared to be more resilient than many had feared.

Within this environment, the Fund outpaced its benchmark largely due to successful sector allocation decisions and strong stock picking. In sector terms, our decision to underweight financials stocks proved quite helpful, given financials’ status as the worst-performing group in its benchmark index during the Fund’s fiscal year. A modest relative overweight allocation to energy (the market’s top-performing sector) also had a meaningful positive effect on relative results, as did a small cash position during periods when the market was in a steep decline.

For the fiscal year ended Nov. 30, 2011, Delaware Large Cap Value Fund returned +13.97% for Class A shares at net asset value (NAV) and +7.40% at maximum offer price. Both figures reflect all distributions reinvested. During the same period, the Fund’s benchmark, the Russell 1000® Value Index, returned +6.17%. For complete, annualized performance of Delaware Large Cap Value Fund, please see the table on page 4.

From the standpoint of stock selection, several holdings in the energy sector were notable contributors to performance during the Fund’s fiscal year. National Oilwell Varco, a maker of components for oil drilling rigs, benefited from a resurgence in demand that caused the stock’s price to increase sharply. We sold the stock after it reached our price target. Another significant outperformer in the energy sector was oil exploration and production company Marathon Oil. In January 2011, Marathon announced plans to split its exploration and production business from its refining operations, forming two separate companies, which resulted in a boost to its stock price. Energy remains an area of interest to us and we continue to seek what we believe are higher-quality energy investments that represent good long-term value. Security selection in the information technology sector, led by Motorola Solutions, was another source of strength during the fiscal year. Motorola Solutions generated steady financial performance amid difficult economic conditions. The mobile device business had been a significant challenge for the company in recent years; however, the company started to show improvement in 2010 with successful launches of Android-based smartphones. The government and enterprise businesses have been more stable given Motorola’s position as a scale player with significant market share.

Stock selection in industrials detracted most from relative performance. More cyclically oriented companies were better performers, with particular strength in heavy manufacturing. Waste Management was the weakest of the Fund’s industrials holdings, declining 5% for the Fund’s fiscal year. While the waste disposal company is starting to see higher volumes as the economic recovery continues, its sales and earnings growth have been relatively muted. Longer term, we believe Waste Management offers steady growth potential at an attractive price. Among performance detractors was document-management company Xerox. The company’s shares fared poorly as many investors were concerned about the effects of reduced government and healthcare spending on Xerox’s services business. Also, despite the Fund’s favorable results overall from the struggling financial sector, several individual holdings in this group were disappointing performers. Insurance company Allstate, for example, had a challenging year, given a large number of severe storms that increased payouts to policyholders.

At the end of its fiscal year, we maintained the Fund’s defensive positioning, as we continue to anticipate slow economic growth for some time. We believe that such conditions justify a conservative approach.

Given this backdrop, we maintained the Fund’s underweight allocations relative to its benchmark index within traditionally economically sensitive sectors such as financials and consumer discretionary, while remaining relatively overweight in more-defensive groups, including healthcare and consumer staples. One potential exception, however, is the information technology sector. Despite this sector’s economic sensitivity, we held an overweight position at the end of the Fund’s fiscal year because we identified a number of companies that we believe are displaying strong balance sheets, good cash flows, and other characteristics that we routinely favor for investment. Stocks of these companies were available for purchase at what we viewed as undeservedly low prices.

As of the end of the fiscal year, valuations across the stock market struck us as generally higher than they should be, given the sluggish economic situation. While circumstances can change quickly, we expect to maintain the Fund’s less-cyclical positioning until we see more lasting improvements in market and economic conditions.

Performance summary Delaware Large Cap Value Fund	November 30, 2011

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through November 30, 2011
	1 year	5 years	10 years	Lifetime
Class A (Est. March 18, 1957)
Excluding sales charge	+13.97%	-1.03%	+3.10%	n/a
Including sales charge	+7.40%	-2.20%	+2.49%	n/a
Class B (Est. Sept. 6, 1994)
Excluding sales charge	+13.15%	-1.73%	+2.50%	n/a
Including sales charge	+9.15%	-2.09%	+2.50%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+13.11%	-1.74%	+2.35%	n/a
Including sales charge	+12.11%	-1.74%	+2.35%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+13.71%	-1.24%	n/a	+4.42%
Including sales charge	+13.71%	-1.24%	n/a	+4.42%
Institutional Class (Est. Jan. 13, 1994)
Excluding sales charge	+14.28%	-0.75%	+3.38%	n/a
Including sales charge	+14.28%	-0.75%	+3.38%	n/a

[1] Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. However, the Fund’s Class A shares are currently subject to a blended 12b-1 fee of 0.10% of average daily net assets on all shares acquired prior to May 2, 1994, and 0.30% of average daily net assets on all shares acquired on or after May 2, 1994. Based on this formula for calculating its 12b-1 fee, all Class A shares currently bear 12b-1 fees of 0.29% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from March 30, 2011, through March 29, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.91% of the Fund’s average daily net assets from March 30, 2011, through March 29, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.24%	1.96%	1.96%	1.56%	0.96%
(without fee waivers)
Net expenses	1.19%	1.91%	1.91%	1.41%	0.91%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance summary
Delaware Large Cap Value Fund

Performance of a $10,000 investment1
Average annual total returns from Nov. 30, 2001, through Nov. 30, 2011

For period beginning Nov. 30, 2001, through Nov. 30, 2011	Starting value	Ending value
Russell 1000 Value Index	$10,000	$14,700
Delaware Large Cap Value Fund — Class A Shares	$9,425	$12,789

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Nov. 30, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 1000 Value Index as of Nov. 30, 2001. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DELDX	245907100
Class B	DEIBX	245907605
Class C	DECCX	245907704
Class R	DECRX	245907886
Institutional Class	DEDIX	245907407

Disclosure of Fund expenses
For the six-month period from June 1, 2011 to November 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2011 to November 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/11	11/30/11	Expense Ratio	6/1/11 to 11/30/11*
Actual Fund return
Class A	$1,000.00	$958.20	1.16%	$5.69
Class B	1,000.00	954.80	1.86%	9.11
Class C	1,000.00	954.60	1.86%	9.11
Class R	1,000.00	957.70	1.36%	6.67
Institutional Class	1,000.00	959.60	0.86%	4.22
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.16%	$5.87
Class B	1,000.00	1,015.74	1.86%	9.40
Class C	1,000.00	1,015.74	1.86%	9.40
Class R	1,000.00	1,018.25	1.36%	6.88
Institutional Class	1,000.00	1,020.76	0.86%	4.36

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Security type/sector allocation and top 10 equity holdings Delaware Large Cap Value Fund	As of November 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s designations.

Security type/sector	Percentage of net assets
Common Stock	99.18%
Consumer Discretionary	6.03%
Consumer Staples	15.24%
Energy	12.41%
Financials	11.92%
Healthcare	17.93%
Industrials	8.81%
Information Technology	12.10%
Materials	2.96%
Telecommunications	5.78%
Utilities	6.00%
Short-Term Investments	0.77%
Securities Lending Collateral	2.77%
Total Value of Securities	102.72%
Obligation to Return Securities Lending Collateral	(2.78%	)
Receivables and Other Assets Net of Other Liabilities	0.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Williams	3.26%
Lowe’s	3.16%
Marathon Oil	3.13%
Quest Diagnostics	3.11%
Merck	3.10%
Safeway	3.10%
Pfizer	3.09%
CVS Caremark	3.09%
Archer-Daniels-Midland	3.08%
Intel	3.07%

Statement of net assets Delaware Large Cap Value Fund	November 30, 2011

	Number of shares	Value
Common Stock – 99.18%
Consumer Discretionary – 6.03%
Comcast Class A	859,000	$19,473,530
Lowe’s	894,800	21,484,148
		40,957,678
Consumer Staples – 15.24%
Archer-Daniels-Midland	694,300	20,912,316
CVS Caremark	540,071	20,976,358
Kimberly-Clark	284,493	20,332,715
Kraft Foods Class A	562,261	20,325,735
* Safeway	1,052,771	21,055,420
		103,602,544
Energy – 12.41%
Chevron	198,139	20,372,652
ConocoPhillips	287,900	20,533,028
Marathon Oil	759,990	21,249,320
Williams	687,200	22,182,816
		84,337,816
Financials – 11.92%
Allstate	763,777	20,461,586
Bank of New York Mellon	1,004,200	19,541,732
Marsh & McLennan	686,749	20,732,952
Travelers	360,100	20,255,625
		80,991,895
Healthcare – 17.93%
Baxter International	376,500	19,449,990
Cardinal Health	458,500	19,467,910
Johnson & Johnson	305,100	19,746,072
Merck	589,540	21,076,055
Pfizer	1,045,537	20,983,928
Quest Diagnostics	360,000	21,117,599
		121,841,554
Industrials – 8.81%
Northrop Grumman	347,609	19,838,046
Raytheon	450,700	20,538,399
* Waste Management	623,190	19,505,847
		59,882,292

Statement of net assets
Delaware Large Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Information Technology – 12.10%
Cisco Systems	1,109,700	$20,684,808
Intel	837,700	20,867,107
Motorola Solutions	440,537	20,559,862
Xerox	2,469,400	20,125,610
		82,237,387
Materials – 2.96%
duPont (E.I.) deNemours	421,300	20,104,436
		20,104,436
Telecommunications – 5.78%
AT&T	667,500	19,344,150
Verizon Communications	529,300	19,970,489
		39,314,639
Utilities – 6.00%
Edison International	510,451	20,065,829
Progress Energy	381,427	20,742,000
		40,807,829
Total Common Stock (cost $605,479,173)		674,078,070

	Principal amount
Short-Term Investments – 0.77%
≠Discount Note – 0.03%
Federal Home Loan Bank 0.01% 12/23/11	$231,904	231,903
		231,903
Repurchase Agreement – 0.74%
BNP Paribas 0.08%, dated 11/30/11,
to be repurchased on 12/1/11,
repurchase price $5,012,011
(collateralized by U.S. government
obligations 0.00%-4.25% 1/13/12-5/15/21;
market value $5,112,240)	5,012,000	5,012,000
		5,012,000
Total Short-Term Investments (cost $5,243,903)		5,243,903

Total Value of Securities Before Securities
Lending Collateral – 99.95% (cost $610,723,076)		679,321,973

	Number of shares	Value
Securities Lending Collateral** – 2.77%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	88,246	$85,299
Delaware Investments Collateral Fund No. 1	18,755,557	18,755,557
@†Mellon GSL Reinvestment Trust II	71,917	0
Total Securities Lending Collateral (cost $18,915,720)		18,840,856

Total Value of Securities – 102.72%
(cost $629,638,796)		698,162,829 ©
Obligation to Return Securities
Lending Collateral** – (2.78%)		(18,915,720)
Receivables and Other Assets
Net of Other Liabilities – 0.06%		407,655
Net Assets Applicable to 43,017,001
Shares Outstanding – 100.00%		$679,654,764

Net Asset Value – Delaware Large Cap Value Fund
Class A ($626,033,392 / 39,618,790 Shares)		$15.80
Net Asset Value – Delaware Large Cap Value Fund
Class B ($7,541,242 / 481,300 Shares)		$15.67
Net Asset Value – Delaware Large Cap Value Fund
Class C ($18,851,923 / 1,193,545 Shares)		$15.79
Net Asset Value – Delaware Large Cap Value Fund
Class R ($1,226,000 / 77,661 Shares)		$15.79
Net Asset Value – Delaware Large Cap Value Fund
Institutional Class ($26,002,207 / 1,645,705 Shares)		$15.80

Components of Net Assets at November 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$790,443,690
Undistributed net investment income		4,404,137
Accumulated net realized loss on investments		(183,717,096)
Net unrealized appreciation of investments		68,524,033
Total net assets		$679,654,764

Statement of net assets
Delaware Large Cap Value Fund

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
†	Non income producing security.
@	Illiquid security. At November 30, 2011, the aggregate value of illiquid securities was $0, which represented 0% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $18,985,115 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Value Fund
Net asset value Class A (A)	$15.80
Sales charge (5.75% of offering price) (B)	0.96
Offering price	$16.76

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations Delaware Large Cap Value Fund	Year Ended November 30, 2011

Investment Income:
Dividends	$19,776,662
Securities lending income	28,214
Interest	8,354	$19,813,230

Expenses:
Management fees	4,344,764
Distribution expenses – Class A	1,811,002
Distribution expenses – Class B	91,288
Distribution expenses – Class C	183,826
Distribution expenses – Class R	7,015
Dividend disbursing and transfer agent fees and expenses	1,146,699
Accounting and administration expenses	268,285
Registration fees	92,642
Reports and statements to shareholders	78,917
Legal fees	47,891
Audit and tax	38,210
Trustees’ fees	36,217
Insurance fees	14,477
Dues and services	13,644
Custodian fees	11,975
Consulting fees	6,776
Pricing fees	2,677
Trustees’ expenses	2,330	8,198,635
Less expenses absorbed or waived		(5,200)
Less waived distribution expenses – Class R		(1,169)
Less expense paid indirectly		(1,638)
Total operating expenses		8,190,628
Net Investment Income		11,622,602

Net Realized and Unrealized Gain:
Net realized gain on investments		28,049,370
Net change in unrealized appreciation (depreciation)		47,220,979
Net Realized and Unrealized Gain		75,270,349

Net Increase in Net Assets Resulting from Operations		$86,892,951

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Large Cap Value Fund

	Year Ended
	11/30/11	11/30/10
Increase in Net Assets from Operations:
Net investment income	$11,622,602	$11,194,723
Net realized gain	28,049,370	8,764,282
Net change in unrealized appreciation (depreciation)	47,220,979	42,702,269
Net increase in net assets resulting from operations	86,892,951	62,661,274

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,739,356)	(13,169,205)
Class B	(80,564)	(194,905)
Class C	(151,675)	(231,976)
Class R	(14,773)	(509,991)
Institutional Class	(223,648)	(24,136)
	(10,210,016)	(14,130,213)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,056,090	17,359,699
Class B	94,975	112,478
Class C	4,042,434	1,515,501
Class R	287,329	199,182
Institutional Class	18,386,091	2,673,146

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	8,750,954	11,732,951
Class B	79,174	188,987
Class C	141,395	220,325
Class R	14,773	24,136
Institutional Class	179,443	509,505
	51,032,658	34,535,910

	Year Ended
	11/30/11	11/30/10
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(77,077,026)	$(94,687,858)
Class B	(4,455,964)	(6,773,812)
Class C	(3,426,154)	(3,466,240)
Class R	(163,841)	(842,853)
Institutional Class	(1,439,602)	(25,458,376)
	(86,562,587)	(131,229,139)
Decrease in net assets derived from capital share transactions	(35,529,929)	(96,693,229)
Net Increase (Decrease) in Net Assets	41,153,006	(48,162,168)

Net Assets:
Beginning of year	638,501,758	686,663,926
End of year (including undistributed net investment
income of $4,404,137 and $2,991,551, respectively)	$679,654,764	$638,501,758

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$14.080	$13.080	$11.080	$20.390	$21.080

0.267	0.232	0.293	0.305	0.336
1.687	1.053	2.046	(7.418)	0.090
1.954	1.285	2.339	(7.113)	0.426

(0.234)	(0.285)	(0.339)	(0.353)	(0.363)
—	—	—	(1.844)	(0.753)
(0.234)	(0.285)	(0.339)	(2.197)	(1.116)

$15.800	$14.080	$13.080	$11.080	$20.390

13.97%	9.98%	21.51%	(38.91% )	1.96%

$626,034	$602,743	$623,793	$587,215	$1,140,659
1.18%	1.24%	1.18%	1.18%	1.13%

1.18%	1.24%	1.29%	1.20%	1.13%
1.72%	1.75%	2.58%	1.97%	1.59%

1.72%	1.75%	2.47%	1.95%	1.59%
19%	16%	15%	27%	19%

Financial highlights
Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$13.970	$12.970	$11.000	$20.240	$20.930

0.155	0.136	0.213	0.193	0.185
1.675	1.050	2.029	(7.373)	0.091
1.830	1.186	2.242	(7.180)	0.276

(0.130)	(0.186)	(0.272)	(0.216)	(0.213)
—	—	—	(1.844)	(0.753)
(0.130)	(0.186)	(0.272)	(2.060)	(0.966)

$15.670	$13.970	$12.970	$11.000	$20.240

13.15%	9.24%	20.66%	(39.37% )	1.25%

$7,541	$10,637	$16,199	$22,137	$61,603
1.89%	1.96%	1.90%	1.90%	1.86%

1.89%	1.96%	2.01%	1.92%	1.86%
1.01%	1.03%	1.86%	1.25%	0.86%

1.01%	1.03%	1.75%	1.23%	0.86%
19%	16%	15%	27%	19%

Financial highlights
Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$14.080	$13.070	$11.090	$20.380	$21.070

0.156	0.137	0.212	0.193	0.183
1.684	1.059	2.040	(7.423)	0.093
1.840	1.196	2.252	(7.230)	0.276

(0.130)	(0.186)	(0.272)	(0.216)	(0.213)
—	—	—	(1.844)	(0.753)
(0.130)	(0.186)	(0.272)	(2.060)	(0.966)

$15.790	$14.080	$13.070	$11.090	$20.380

13.11%	9.24%	20.69%	(39.39% )	1.24%

$18,852	$16,156	$16,731	$15,507	$32,453
1.89%	1.96%	1.90%	1.90%	1.86%

1.89%	1.96%	2.01%	1.92%	1.86%
1.01%	1.03%	1.86%	1.25%	0.86%

1.01%	1.03%	1.75%	1.23%	0.86%
19%	16%	15%	27%	19%

Financial highlights
Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$14.070	$13.060	$11.070	$20.360	$21.060

0.233	0.203	0.268	0.271	0.289
1.686	1.060	2.042	(7.407)	0.083
1.919	1.263	2.310	(7.136)	0.372

(0.199)	(0.253)	(0.320)	(0.310)	(0.319)
—	—	—	(1.844)	(0.753)
(0.199)	(0.253)	(0.320)	(2.154)	(1.072)

$15.790	$14.070	$13.060	$11.070	$20.360

13.71%	9.81%	21.23%	(39.03% )	1.70%

$1,226	$969	$1,509	$1,253	$2,514
1.39%	1.46%	1.40%	1.40%	1.36%

1.49%	1.56%	1.61%	1.52%	1.46%
1.51%	1.53%	2.36%	1.75%	1.36%

1.41%	1.43%	2.15%	1.63%	1.26%
19%	16%	15%	27%	19%

Financial highlights
Delaware Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
$14.080	$13.070	$11.080	$20.390	$21.080

0.309	0.270	0.325	0.349	0.395
1.687	1.062	2.031	(7.409)	0.091
1.996	1.332	2.356	(7.060)	0.486

(0.276)	(0.322)	(0.366)	(0.406)	(0.423)
—	—	—	(1.844)	(0.753)
(0.276)	(0.322)	(0.366)	(2.250)	(1.176)

$15.800	$14.080	$13.070	$11.080	$20.390

14.28%	10.37%	21.83%	(38.76% )	2.24%

$26,002	$7,997	$28,432	$24,757	$46,275
0.89%	0.96%	0.90%	0.90%	0.86%

0.89%	0.96%	1.01%	0.92%	0.86%
2.01%	2.03%	2.86%	2.25%	1.86%

2.01%	2.03%	2.75%	2.23%	1.86%
19%	16%	15%	27%	19%

Notes to financial statements Delaware Large Cap Value Fund	November 30, 2011

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Large Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on November 30, 2011.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain from investments, if

Notes to financial statements
Delaware Large Cap Value Fund

1. Significant Accounting Policies (continued)

any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended November 30, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended November 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended November 30, 2011, the Fund earned $1,638 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 0.91% of average daily net assets of the Fund through March 29, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended November 30, 2011, the Fund was charged $ 33,764 for these services.

DSC also provides dividend disbursing and transfer agency services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services. Prior to July 18, 2011, the Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through March 29, 2012 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At November 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$348,688
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	15,796
Distribution fees payable to DDLP	164,704
Other expenses payable to DMC and affiliates*	21,722

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended November 30, 2011, the Fund was charged $11,349 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Large Cap Value Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended November 30, 2011, DDLP earned $33,914 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2011, DDLP received gross CDSC commissions of $30, $3,181, and $419 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended November 30, 2011, the Fund made purchases of $126,475,299 and sales of $163,126,641 of investment securities other than short-term investments.

At November 30, 2011, the cost of investments for federal income tax purposes was $631,478,951. At November 30, 2011, the net unrealized appreciation was $66,683,878 of which $110,806,809 related to unrealized appreciation of investments and $44,122,931 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$674,078,070	$—	$—	$674,078,070
Short-Term Investments	—	5,243,903	—	5,243,903
Securities Lending Collateral	—	18,840,856	—	18,840,856
Total	$674,078,070	$24,084,759	$—	$698,162,829

The value of Level 3 investments was zero at the beginning and end of the year and there was no change in unrealized appreciation/depreciation.

During the year ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2011 and 2010 was as follows:

	Year Ended
	11/30/11	11/30/10
Ordinary income	$10,210,016	$14,130,213

5. Components of Net Assets on a Tax Basis

As of November 30, 2011, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$790,443,690
Undistributed ordinary income	4,404,137
Capital loss carryforwards	(181,876,941)
Unrealized appreciation	66,683,878
Net assets	$679,654,764

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $28,465,343 was utilized in 2011. Capital loss carryforwards remaining at November 30, 2011 will expire as follows: $135,020,146 expires in 2016 and $46,856,795 expires in 2017.

Notes to financial statements
Delaware Large Cap Value Fund

5. Components of Net Assets on a Tax Basis (continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/11	11/30/10
Shares sold:
Class A	1,224,118	1,293,080
Class B	6,034	8,457
Class C	259,587	111,669
Class R	18,610	15,015
Institutional Class	1,160,344	198,773

Shares issued upon reinvestment of dividends and distributions:
Class A	579,223	884,878
Class B	5,284	14,365
Class C	9,372	16,606
Class R	981	1,823
Institutional Class	11,914	38,393
	3,275,467	2,583,059

Shares repurchased:
Class A	(4,983,186)	(7,082,117)
Class B	(291,436)	(510,551)
Class C	(222,754)	(260,896)
Class R	(10,781)	(63,556)
Institutional Class	(94,473)	(1,843,963)
	(5,602,630)	(9,761,083)
Net decrease	(2,327,163)	(7,178,024)

For the years ended November 30, 2011 and 2010, 196,853 Class B shares were converted to 195,162 Class A shares valued at $3,002,749 and 312,487 Class B shares were converted to 309,753 Class A shares valued at $4,149,618, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of November 30, 2011 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Notes to financial statements
Delaware Large Cap Value Fund

8. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At November 30, 2011, the value of the securities on loan was $18,985,115, for which cash collateral was received and invested in accordance with the Lending Agreement. At November 30, 2011, the value of invested collateral was $18,840,856. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of the information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Notes to financial statements
Delaware Large Cap Value Fund

12. Tax Information (Unaudited) (continued)

For the fiscal year ended November 30, 2011, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	—%
(B) Ordinary Income Distributions* (Tax Basis)	100%
Total Distributions (Tax Basis)	100%
(C) Qualifying Dividends[1]	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.
[1] Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* For the fiscal year ended November 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. The Fund intends to designate up to a maximum amount of $10,211,447 to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

For the fiscal year ended November 30, 2011, certain interest income and short-term gains paid by the Fund, determined to be Qualified Interest Income and Short-Term Capital Gains, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended November 30, 2011, the Fund has designated maximum distributions of Qualified Interest Income of $3,044.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds II
and Shareholders of Delaware Large Cap Value Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Large Cap Value Fund (one of the series constituting Delaware Group Equity Funds II, hereafter referred to as the “Fund”) at November 30, 2011, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2012

Other Fund information
(Unaudited)
Delaware Large Cap Value Fund

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report showed that the Fund’s total return for the one- and three-year periods was in the first quartile. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second and third quartile, respectively. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group.

Other Fund information
(Unaudited)
Delaware Large Cap Value Fund

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement (continued)

The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through March 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds II (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	74	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	74	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	74	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	74	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	74	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	74	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001–2009)

Director and Audit
Committee Chairperson
Andy Warhol Foundation
(1999–2007)

Executive Advisor to Dean	74	Trust Manager — Camden
(since August 2011) and		Property Trust
Interim Dean		(since August 2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Thunderbird School of
Global Management
President — U.S. Trust,		(2007–2011)
Bank of America Private
Wealth Management		Board of Trustees
(Private Banking)		Carrollton School of the
(July 2007–December 2008)		Sacred Heart
(since 2007)
President and Director
(November 2005–June 2007) and		Board Member
Chief Executive Officer		Foreign Policy Association
(April 2007–June 2007) —		(since 2006)
U.S. Trust Company
(Private Banking)		Board of Trustees
Georgetown Preparatory School
(2005–2011)

Board of Trustees
Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	74	Director and Audit
(January 2006–Present)		Committee Member
Vice President — Mergers & Acquisitions		Okabena Company
(January 2003–January 2006), and
Vice President and Treasurer		Chair — 3M
(July 1995–January 2003)		Investment Management
3M Corporation		Company

Founder	74	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director
Founder		Oxigene, Inc.
Sutton Asset Management		(2003–2008)
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	74	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	74	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	74	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	74	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.
Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $55,268 for the fiscal year ended November 30, 2011.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $60,900 for the fiscal year ended November 30, 2010.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2011.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended November 30, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: Year end audit procedures. Reporting up and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie's financial statements as of March 31, 2010.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $10,800 for the fiscal year ended November 30, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: Review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2011.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $11,200 for the fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: Review of income tax returns/review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant $10,000 for the registrant’s fiscal year ended November 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax services.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended November 30, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2010.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $5,228,766 and $0 for the registrant’s fiscal years ended November 30, 2011 and November 30, 2010, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 3, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 3, 2012

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 3, 2012